Property and Equipment, net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Oct. 31, 2023	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025
Property, Plant and Equipment [Line Items]
Property and equipment	$ 198,443			$ 198,443		$ 31,405	$ 115,520
Depreciation expense	6,400	$ 1,400	$ 400	13,400	$ 3,900	1,200	6,200
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfRevenue
Property, Plant and Equipment [Line Items]
Depreciation expense	4,800	1,100	300	10,400	3,100	900	5,300
Location, Statement of Income, Balance [Axis]: us-gaap:OperatingExpenses
Property, Plant and Equipment [Line Items]
Depreciation expense	1,600	$ 300	$ 100	3,000	$ 800	300	900
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 41,504			$ 41,504		$ 2,541	$ 27,891